CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net profit for the year	S/ 4,352,331	S/ 4,071,305	S/ 4,181,648
To be reclassified to profit or loss in subsequent periods:
Net gain (loss) on investments at fair value through other comprehensive income	1,064,859	(642,505)	0
Income tax	(22,259)	11,831	0
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	1,042,600	(630,674)	0
Net gain on investments available for sale	0	0	375,710
Income tax	0	0	(13,962)
Other comprehensive income, net of tax, available-for-sale financial assets	0	0	361,748
Net movement on cash flow hedges	(37,851)	41,241	(77,369)
Income tax	10,290	(10,942)	18,719
Other comprehensive income, net of tax, cash flow hedges	(27,561)	30,299	(58,650)
Other reserves	(666,556)	0	0
Exchange differences on translation of foreign operations	(58,323)	45,655	(54,227)
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	(58,323)	45,655	(54,227)
Total	290,160	(554,720)	248,871
Not to be reclassified to profit or loss in subsequent periods:
Net gain in equity instruments designated at fair value through other comprehensive income	91,512	20,971	0
Income tax	5,999	(168)	0
Total	97,511	20,803	0
Total other comprehensive income	387,671	(533,917)	248,871
Total comprehensive income for the year, net of income tax	4,740,002	3,537,388	4,430,519
Attributable to:
Credicorp's equity holders	4,645,040	3,455,682	4,337,616
Non-controlling interest	94,962	81,706	92,903
Comprehensive income	S/ 4,740,002	S/ 3,537,388	S/ 4,430,519